Consolidated Statement of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	$ 6,110.5	$ 6,016.5	$ 5,639.2
Cost of sales (notes 6 & 15)	5,692.7	5,588.9	5,248.1
Gross profit	417.8	427.6	391.1
Selling, general and administrative expenses (SG&A) (note 15)	203.2	211.1	207.5
Research and development	26.2	24.9	23.2
Amortization of intangible assets (note 9)	8.9	9.4	9.2
Other charges (note 16)	37.0	25.5	35.8
Earnings from operations	142.5	156.7	115.4
Refund interest income (notes 17 & 24)	0.0	(14.3)	0.0
Finance costs (note 17)	10.1	10.0	6.3
Earnings before income taxes	132.4	161.0	109.1
Income tax expense (recovery) (note 20)
Current	39.1	14.2	38.7
Deferred	(11.7)	10.5	3.5
Income tax expense	27.4	24.7	42.2
Net earnings	$ 105.0	$ 136.3	$ 66.9
Basic earnings per share (in dollars per share)	$ 0.73	$ 0.96	$ 0.43
Diluted earnings per share (in dollars per share)	$ 0.72	$ 0.95	$ 0.42
Shares used in computing per share amounts (in millions):
Basic (note 23) (in shares)	143.1	141.8	155.8
Diluted (note 23) (in shares)	145.2	143.9	157.9